Statements of Income / (Loss) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Contract revenue	SFr 20,255	SFr 23,214	SFr 39,090
Total revenue	20,255	23,214	39,090
Operating expenses
Research and development expenses	(32,663)	(25,774)	(17,049)
General and administrative expenses	(10,131)	(7,896)	(3,417)
Total operating expenses	(42,794)	(33,670)	(20,466)
Operating income / (loss)	(22,539)	(10,456)	18,624
Finance income / (expense), net	(4,055)	3,324	1,591
Interest income	330	43	55
Interest expense	(147)	(7)	0
Finance result, net	(3,872)	3,360	1,646
Income / (loss) before tax	(26,411)	(7,096)	20,270
Income tax expense	0	0	0
Income / (loss) for the period	SFr (26,411)	SFr (7,096)	SFr 20,270
Earnings / (loss) per share (EPS):
Basic, income / (loss) for the period attributable to equity holders (in CHF per share)	SFr (0.46)	SFr (0.14)	SFr 0.47
Diluted, income / (loss) for the period attributable to equity holders (in CHF per share)	SFr (0.46)	SFr (0.14)	SFr 0.44
Weighted-average number of shares used to compute EPS basic (in shares)	57,084,295	50,096,859	43,412,250
Weighted-average number of shares used to compute EPS fully diluted (in shares)	57,084,295	50,096,859	46,043,198